Transactions with non-controlling interests - Yantai Pengai (Details) - Yantai Pengai Jiayan - CNY (¥)		12 Months Ended
	Jul. 12, 2022	Dec. 31, 2022
Carrying amount of non-controlling interests acquired		¥ 288,000
Consideration paid for non-controlling interests	¥ (300,000)	(300,000)
Excess of consideration paid to non controlling interest recognised within equity		¥ (588,000)
Proportion of equity interest held (as a percent)	1.00%
Equity Interest Purchase
Increase in equity interest	1.00%